The income tax provision for the period from December 31, 2022 and March 1, 2021 (inception) through December 31, 2021 consists of the following (FY) (Details) - USD ($)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)		$ 506,603
Deferred Federal Income Tax Expense (Benefit)	(169,370)	(175,587)
Current
Deferred
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	169,370	175,587
Income Tax Expense (Benefit)		$ 506,603